CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME
NET SALES	$ 7,218,384	$ 9,626,739	$ 8,636,134
COST OF GOODS SOLD	5,799,446	7,837,278	7,229,167
GROSS PROFIT	1,418,938	1,789,461	1,406,967
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	766,633	832,079	682,253
OTHER LOSSES (GAINS), NET	5,771	7,198	(12,840)
EARNINGS FROM OPERATIONS	646,534	950,184	737,554
INTEREST EXPENSE	12,842	13,910	13,814
INTEREST AND INVESTMENT INCOME	(39,916)	(725)	(6,498)
EQUITY IN LOSS OF INVESTEE	2,367	2,183	3,902
INTEREST AND OTHER	(24,707)	15,368	11,218
EARNINGS BEFORE INCOME TAXES	671,241	934,816	726,336
INCOME TAXES	156,784	229,852	173,972
NET EARNINGS	514,457	704,964	552,364
NET (EARNINGS) LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(145)	(12,313)	(16,724)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 514,312	$ 692,651	$ 535,640
EARNINGS PER SHARE - BASIC (USD per share)	$ 8.21	$ 11.05	$ 8.61
EARNINGS PER SHARE - DILUTED (USD per share)	$ 8.07	$ 10.97	$ 8.59
OTHER COMPREHENSIVE INCOME:
NET EARNINGS	$ 514,457	$ 704,964	$ 552,364
OTHER COMPREHENSIVE INCOME (LOSS)	14,836	(2,498)	(5,296)
COMPREHENSIVE INCOME	529,293	702,466	547,068
COMPREHENSIVE INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	(4,800)	(13,485)	(15,039)
COMPREHENSIVE INCOME ATTRIBUTABLE TO CONTROLLING INTEREST	$ 524,493	$ 688,981	$ 532,029